Dividend income	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Dividend income	Dividend income
Dividend income includes the dividends and payments on equity instruments out of profits generated by investees after the acquisition of the equity interest.
The detail of income from dividends as follows:

EUR million
	2023	2022	2021
Dividend income classified as:
Financial assets held for trading	415	366	369
Non-trading financial assets mandatorily at fair value through profit or loss	68	35	32
Financial assets at fair value through other comprehensive income	88	87	112
	571	488	513